Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Line Items]
Advertising expenses	$ 6,208,564
Convertible notes amount	2,060,850	$ 412,000	$ 450,000
Hong Kong [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Advance payment	$ 1,000,000